United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                  Registered Management Investment Companies




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/05


             Date of Reporting Period: Fiscal year ended 12/31/05







Item 1.     Reports to Stockholders

FEDERATED MORTGAGE CORE PORTFOLIO
ANNUAL SHAREHOLDER REPORT
December 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)



Year Ended December 31              2005          2004          2003        2002        2001
Net Asset Value, Beginning of
Period                             $10.18        $10.19        $10.32      $10.04       $9.89
Income From Investment
Operations:
Net investment income               0.50          0.50          0.48        0.61        0.66
Net realized and unrealized
gain (loss) on investments         (0.25)        (0.01)        (0.13)       0.31        0.15
  TOTAL FROM
  INVESTMENT OPERATIONS             0.25          0.49          0.35        0.92        0.81
Less Distributions:
Distributions from net
investment income                  (0.52)        (0.50)        (0.48)      (0.61)      (0.66)
Distributions from net realized
gain on investments                   --             --        (0.00)(1)     (0.03          --
  TOTAL DISTRIBUTIONS              (0.52)        (0.50)        (0.48)      (0.64)      (0.66)
Net Asset Value, End of Period      $9.91        $10.18        $10.19      $10.32      $10.04

Total Return(2)                     2.48%         4.95          3.52        9.43        8.37
Ratios to Average Net Assets:
Net expenses                        0.03%         0.03%        0.03%       0.04%        0.04%
Net investment income               4.96%         4.93%        4.67%       6.00%        6.56%
Expense waiver/reimbursement(3)     0.08%         0.08%        0.08%       0.08%        0.08%
Supplemental Data:
Net assets, end of period (000
omitted)                          $949,405      $790,927      $767,012    $601,217    $453,784
Portfolio turnover                  111%           47%          90%         84%          93%

1    Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                               Beginning            Ending        Expenses Paid
                             Account Value      Account Value        During
                               7/1/2005           12/31/2005        Period(1)
Actual                          $1,000            $1,004.10           $0.15
Hypothetical (assuming a
5% return before
expenses)                       $1,000            $1,025.05           $0.15
1.....Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The fund's total return for the 12-month reporting period was 2.48%. The Lehman Brothers Mortgage-Backed Securities Index,(1) a performance benchmark for the fund, returned 2.61%. The fund's total return reflects actual cashflows and transaction costs--factors which do not impact index performance.

Security selection was the most significant factor affecting fund performance relative to the unmanaged index. Government National Mortgage Association's
(GNMA) mortgage-backed securities (MBS) outperformed their conventional counterparts issued by Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA) by a significant margin. Throughout the period, the fund remained underweighted to GNMA MBS due to valuation concerns. The combination of below benchmark exposure to GNMA MBS and their outperformance detracted from fund performance.

Prepayments negatively impact premium coupon mortgage security performance because prepaid principal may reduce expected yield and proceeds may be reinvested at lower market rates in many cases. Certain of the fund's 15-year mortgage-backed securities holdings experienced greater prepayment losses than the index thereby negatively affecting performance.

1 The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. Investments cannot be made in an index.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, call 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,000(1) in the Federated Mortgage Core Portfolio (the "Fund") from February 22, 1999 (start of performance) to December 31, 2005, compared to the Lehman Brothers Mortgage-Backed Securities Index(2) ("LBMSI").

[GRAPHIC OMITTED]

Average Annual Total Returns for the Periods Ended
12/31/2005
1 Year                                                                 2.48%
5 Years                                                                5.72%
Start of Performance (2/22/1999)                                       5.92%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
------------------------------------------------------------------------------

1 Represents a hypothetical investment of $10,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMSI has been adjusted to reflect reinvestment of dividends on securities in the index.
2 The LBMSI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At December 31, 2005, the Fund's portfolio composition(1) was as follows:

                                                   Percentage of
Sector                                            Total Net Assets
U.S Government Agency Mortgage-Backed
Securities                                             99.0%
Repurchase Agreements - Cash                            2.2%
Repurchase Agreements - Collateral(2)                   4.7%
Other Assets and Liabilities - Net(3)                  (5.9)%
  TOTAL 100.0% 1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
------------------------------------------------------------------------------
2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash covering when issued and delayed delivery transactions.
3 See Statement of Assets and Liabilities.


PORTFOLIO OF INVESTMENTS


December 31, 2005

    Principal
      Amount                                                                         Value
                        MORTGAGE BACKED-SECURITIES--99.0%
                     Federal Home Loan Mortgage Corporation--45.4%
 $  34,339,685       4.500%, 1/1/2019 - 6/1/2019                             $    33,482,877
   132,011,577       5.000%, 7/1/2019 - 1/1/2036                                  128,801,562
   203,151,370       5.500%, 4/1/2014 - 12/1/2035                                 201,699,211
    59,070,978  (1)  6.000%, 5/1/2014 - 1/1/2036                                  59,717,677
    2,125,572        6.500%, 7/1/2014 - 3/1/2031                                   2,183,706
    2,564,482        7.000%, 12/1/2011 - 4/1/2032                                  2,667,829
    1,356,503        7.500%, 12/1/2022 - 7/1/2031                                  1,426,334
    1,086,580        8.000%, 11/1/2009 - 3/1/2031                                  1,164,697
      39,273         8.500%, 9/1/2025                                               42,531
      81,998         9.000%, 5/1/2017                                               89,202
      3,159          9.500%, 4/1/2021                                                3,513
                       TOTAL                                                      431,279,139
                     Federal National Mortgage Association--49.9%
    49,173,101       4.500%, 9/1/2010 - 10/1/2020                                 47,872,781
   117,806,229       5.000%, 5/1/2018 - 1/1/2035                                  115,356,382
   155,490,686  (1)  5.500%, 2/1/2009 - 12/1/2035                                 154,848,180
    78,632,718  (1)  6.000%, 7/1/2006 - 1/1/2036                                  79,525,560
    57,464,551  (1)  6.500%, 5/1/2006 - 1/1/2036                                  59,022,964
    13,560,909       7.000%, 2/1/2008 - 11/1/2035                                 14,145,220
    2,278,495        7.500%, 6/1/2011 - 6/1/2033                                   2,381,687
     652,785         8.000%, 7/1/2023 - 3/1/2031                                    701,565
      4,147          8.500%, 3/1/2030                                                4,371
      37,573         9.000%, 11/1/2021 - 6/1/2025                                   40,513
                       TOTAL                                                      473,899,223
                     Government National Mortgage Association--3.7%
    15,098,572       5.000%, 12/20/2032 - 6/20/2034                               14,900,806
    9,399,422        6.000%, 10/15/2028 - 1/15/2033                                9,646,400
    3,045,203        6.500%, 10/15/2028 - 2/15/2032                                3,189,332
    2,894,619        7.000%, 11/15/2027 - 2/15/2032                                3,045,765
    1,124,057        7.500%, 6/20/2007 - 1/15/2031                                 1,187,579
    1,495,094        8.000%, 2/15/2010 - 11/15/2030                                1,600,033
     480,933         8.500%, 3/15/2022 - 11/15/2030                                 517,199
      27,589         9.000%, 10/15/2016 - 6/15/2025                                 29,712
      4,680          9.500%, 10/15/2020                                              5,118
     392,888         12.000%, 4/15/2015 - 6/15/2015                                 457,590
                       TOTAL                                                      34,579,534
                       TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED
                       COST $940,781,307)                                         939,757,896
                     REPURCHASE AGREEMENTS--6.9%
    40,350,000 (2,3) Interest in $165,700,000 joint repurchase agreement 4.28%, dated 12/13/2005 under which
                     Morgan Stanley and Co., Inc. will repurchase
                     U.S. Government Agency securities with various
                     maturities to 1/1/2036 for $166,290,997 on
                     1/12/2006. The market value of the underlying
                     securities at the end of the period was
                     $170,205,272                                                 40,350,000
    4,000,000  (2,3) Interest in $12,000,000 joint repurchase
                     agreement 4.25%, dated 12/15/2005 under which UBS
                     Securities LLC will repurchase a U.S. Government Agency
                     security with a maturity of 3/15/2032 for $12,048,167 on
                     1/18/2006. The market value of the underlying security at
                     the end of the period was
                     $12,384,991                                                   4,000,000
    21,120,000       Interest in $2,200,000,000 joint repurchase
                     agreement 4.33%, dated 12/30/2005 under which UBS
                     Securities LLC will repurchase U.S. Government Agency
                     securities with various maturities to 11/25/2035 for
                     $2,201,058,444 on 1/3/2006. The market value of the
                     underlying securities at the
                     end of the period was $2,266,002,803                         21,120,000
                       TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)            65,470,000
                       TOTAL INVESTMENTS - 105.9% (IDENTIFIED COST              1,005,227,896
                       $1,006,251,307)(4)
                       OTHER ASSETS AND LIABILITIES - NET - (5.9)%               (55,822,421)
                       TOTAL NET ASSETS - 100%                               $    949,405,475


1 All or a portion of these securities may be subject to dollar roll transactions.

2 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

3    Security held as collateral for dollar roll transactions.

4    The cost of investments for federal tax purposes amounts to $1,006,499,924.
     Note: The categories of investments are shown as a percentage of total net assets at December 31, 2005.

See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


December 31, 2005

Assets:
Total investments in securities, at value
(identified cost $1,006,251,307)                                  $1,005,227,896
Cash                                                                    70
Income receivable                                                   4,146,103
  TOTAL ASSETS                                                    1,009,374,069
Liabilities:
Payable for investments purchased                 $14,533,073
Income distribution payable                         421,209
Payable for dollar roll transactions              44,968,218
Accrued expenses                                    46,094
  TOTAL LIABILITIES                                                 59,968,594
Net assets for 95,775,629 shares outstanding                       $949,405,475
Net Assets Consist of:
Paid-in capital                                                    $967,621,199
Net unrealized depreciation of investments                         (1,023,411)
Accumulated net realized loss on investments                       (15,493,398)
Distributions in excess of net investment income                   (1,698,915)
  TOTAL NET ASSETS                                                 $949,405,475
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
$949,405,475 / 95,775,629 shares outstanding, no
par value, unlimited shares authorized                                $9.91

------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS
Year Ended December 31, 2005

Investment Income:
Interest (net of dollar roll expense of $9,488)                   $45,409,723
Expenses:
Administrative personnel and services fee
Note 5)                                               728,103
Custodian fees                                         57,560
Transfer and dividend disbursing agent
fees and expenses                                      16,252
Directors'/Trustees' fees                              10,453
Auditing fees                                          20,401
Legal fees                                             6,692
Portfolio accounting fees                             139,573
Insurance premiums                                     14,637
Miscellaneous                                          1,980
  TOTAL EXPENSES                                      995,651
Waiver of administrative personnel
and services fee (Note 5)                             (728,103)
Net expenses                                                         267,548
Net investment income                                             45,142,175
Realized and Unrealized Loss on Investments:
Net realized loss on investments                                  (9,378,020)
Net change in unrealized appreciation of
investments                                                      (13,581,490)
Net realized and unrealized loss on investments                  (22,959,510)
Change in net assets resulting from operations                   $22,182,665

See Notes which are an integral part of the Financial Statements
------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


Year Ended December 31                                        2005             2004
Increase (Decrease) in Net Assets
Operations:
Net investment income                                     $ 45,142,175     $ 37,960,115
Net realized loss on investments                           (9,378,020)     (5,221,974)
Net change in unrealized appreciation/depreciation of
investments                                               (13,581,490)      4,349,401
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS           22,182,665       37,087,542
Distributions to Shareholders:
Distributions from net investment income                  (46,895,289)     (38,059,343)
Share Transactions:
Proceeds from sale of shares                               376,680,072      82,966,155
Net asset value of shares issued to shareholders in
payment of distributions declared                          43,253,261       36,061,020
Cost of shares redeemed                                   (236,742,115)    (94,140,417)
  CHANGE IN NET ASSETS RESULTING FROM SHARE
  TRANSACTIONS                                             183,191,218      24,886,758
Change in net assets                                       158,478,594      23,914,957
Net Assets:
Beginning of period                                        790,926,881     767,011,924
End of period (including undistributed (distributions
in excess of) net investment income of $(1,698,915)
and $54,199, respectively)                                $ 949,405,475   $ 790,926,881

------------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


December 31, 2005

1.    ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to provide total return by investing in U.S. Treasury bills, notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage backed securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the Securities Act of 1933.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


Investment Valuation
For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").


Repurchase Agreements
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.


Premium and Discount Amortization / Paydown Gains and Losses All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.


Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.


When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.


Dollar Roll Transactions
The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended December 31, 2005 was as follows:

--------------------------------------------------------------------------------
---------------------------------------------
Maximum amount outstanding during the period              $165,984,119
Average amount outstanding during the                     $67,500,384
period(1)
Average shares outstanding during the period 90,699,290 Average debt per shares outstanding during $0.74 the period 1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended December 31, 2005.
------------------------------------------------------------------------------

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


Other
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST The following table summarizes share activity:

Year Ended December 31                                 2005              2004
Shares sold                                         37,513,351        8,190,273
Shares issued to shareholders in payment of         4,311,779         3,551,293
distributions declared
Shares redeemed                                    (23,769,763)      (9,309,587)
   NET CHANGE RESULTING FROM SHARE TRANSACTIONS     18,055,367        2,431,979
4.    FEDERAL TAX INFORMATION
------------------------------------------------------------------------------
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004, was as follows:

                                               2005                 2004
 Ordinary income(1)                         $46,895,289           $38,059,343
1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.
------------------------------------------------------------------------------
As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Net unrealized depreciation                            $    (1,272,028)
Capital loss carryforward                              $   (12,959,455)

At December 31, 2005, the cost of investments for federal tax purposes was $1,006,499,924. The net unrealized depreciation of investments for federal tax purposes was $1,272,028. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,570,471 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,842,499.
------------------------------------------------------------------------------

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At December 31, 2005, the Fund had a capital loss carryforward of $(12,959,455) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:.

Expiration Year Expiration Amount 2012 $(6,069,029) 2013 $(6,890,426) Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2005, for federal income tax purposes, post October losses of $(3,818,303) were deferred to January 1, 2006.
------------------------------------------------------------------------------

5.....INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee
Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum                             Average Aggregate Daily Net Assets
Administrative Fee                        of the Federated Funds
0.150%                                    on the first $5 billion
0.125%                                    on the next $5 billion
0.100%                                    on the next $10 billion
0.075%                              on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2005, the net fee paid to FAS was 0.000% of average aggregate daily net assets of the Fund.
------------------------------------------------------------------------------


General
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.


6.....LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES OF FEDERATED CORE TRUST AND SHAREHOLDERS OF FEDERATED MORTGAGE CORE PORTFOLIO.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mortgage Core Portfolio (one of the portfolios constituting Federated Core Trust), (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                              [GRAPHIC OMITTED][GRAPHIC OMITTED]
Boston, Massachusetts
February 10, 2006

BOARD OF TRUSTEES AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all theTrust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund`s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.




INTERESTED TRUSTEES BACKGROUND

Name                       Principal Occupation(s) for Past Five Years, Other
Birth Date                 Directorships Held and Previous Position(s)
Address
Positions Held with
Trust
Date Service Began
John F. Donahue*          Principal Occupations: Director or Trustee of the Federated
Birth Date: July          Fund Complex; Chairman and Director, Federated Investors,
28, 1924                  Inc.
TRUSTEE
Began serving:            Previous Positions: Chairman of the Federated Fund Complex;
August 1996               Trustee, Federated Investment Management Company and Chairman
                          and Director, Federated Investment Counseling.

Lawrence D. Ellis,        Principal Occupations: Director or Trustee of the Federated
M.D.*                     Fund Complex; Professor of Medicine, University of
Birth Date: October       Pittsburgh; Medical Director, University of Pittsburgh
11, 1932                  Medical Center Downtown; Hematologist, Oncologist and
3471 Fifth Avenue         Internist, University of Pittsburgh Medical Center.
Suite 1111
Pittsburgh, PA            Other Directorships Held: Member, National Board of Trustees,
TRUSTEE                   Leukemia Society of America.
Began serving:
August 1996               Previous Positions:  Trustee, University of Pittsburgh;
                          Director, University of Pittsburgh Medical Center.


* John F. Donahue is "interested" due to the positions he holds with
Federated Investors, Inc. and its subsidiaries.  Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------






INDEPENDENT TRUSTEES BACKGROUND

Name                         Principal Occupation(s) for Past Five Years, Other
Birth Date                   Directorships Held and Previous Position(s)
Address
Positions Held with
Trust
Date Service Began
Thomas G. Bigley            Principal Occupation: Director or Trustee of the Federated
Birth Date:                 Fund Complex.
February 3, 1934
15 Old Timber Trail         Other Directorships Held: Director, Member of Executive
Pittsburgh, PA              Committee, Children's Hospital of Pittsburgh; Director,
TRUSTEE                     University of Pittsburgh.
Began serving:
August 1996                 Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.         Principal Occupations: Director or Trustee of the Federated
Birth Date: June            Fund Complex; Chairman of the Board, Investment Properties
23, 1937                    Corporation; Partner or Trustee in private real estate
Investment                  ventures in Southwest Florida.
Properties
Corporation                 Previous Positions: President, Investment Properties
3838 North Tamiami          Corporation; Senior Vice President, John R. Wood and
Trail                       Associates, Inc., Realtors; President, Naples Property
Suite 402                   Management, Inc. and Northgate Village Development
Naples, FL                  Corporation.
TRUSTEE
Began serving:
August 1996

Nicholas P.                 Principal Occupation: Director or Trustee of the Federated
Constantakis                Fund Complex.
Birth Date:
September 3, 1939           Other Directorships Held: Director and Member of the Audit
175 Woodshire Drive         Committee, Michael Baker Corporation (engineering and
Pittsburgh, PA              energy services worldwide).
TRUSTEE
Began serving:              Previous Position: Partner, Andersen Worldwide SC.
Febraury 1998

John F. Cunningham          Principal Occupation: Director or Trustee of the Federated
Birth Date: March           Fund Complex.
5, 1943
353 El Brillo Way           Other Directorships Held: Chairman, President and Chief
Palm Beach, FL              Executive Officer, Cunningham & Co., Inc. (strategic
TRUSTEE                     business consulting); Trustee Associate, Boston College.
Began serving:
January 1999                Previous Positions:  Director, Redgate Communications and
                            EMC Corporation (computer storage systems); Chairman of the
                            Board and Chief Executive Officer, Computer Consoles, Inc.;
                            President and Chief Operating Officer, Wang Laboratories;
                            Director, First National Bank of Boston; Director, Apollo
                            Computer, Inc.

Peter E. Madden             Principal Occupation:  Director or Trustee of the Federated
Birth Date: March           Fund Complex.
16, 1942
One Royal Palm Way          Other Directorships Held: Board of Overseers, Babson
100 Royal Palm Way          College.
Palm Beach, FL
TRUSTEE                     Previous Positions:  Representative, Commonwealth of
Began serving:              Massachusetts General Court; President, State Street Bank
August 1996                 and Trust Company and State Street Corporation (retired);
                            Director, VISA USA and VISA International; Chairman
                            and Director, Massachusetts Bankers Association;
                            Director, Depository Trust Corporation; Director,
                            The Boston Stock Exchange.

Charles F.                  Principal Occupations: Director or Trustee of the Federated
Mansfield, Jr.              Fund Complex; Management Consultant.
Birth Date: April
10, 1945                    Previous Positions: Chief Executive Officer, PBTC
80 South Road               International Bank; Partner, Arthur Young & Company (now
Westhampton Beach,          Ernst & Young LLP); Chief Financial Officer of Retail
NY                          Banking Sector, Chase Manhattan Bank; Senior Vice
TRUSTEE                     President, HSBC Bank USA (formerly, Marine Midland Bank);
Began serving:              Vice President, Citibank; Assistant Professor of Banking
January 1999                and Finance, Frank G. Zarb School of Business, Hofstra
                            University; Executive Vice President, DVC Group, Inc.

John E. Murray,             Principal Occupations: Director or Trustee, and Chairman of
Jr., J.D., S.J.D.           the Board of Directors or Trustees, of the Federated Fund
Birth Date:                 Complex; Chancellor and Law Professor, Duquesne University;
December 20, 1932           Partner, Murray, Hogue & Lannis.
Chancellor,
Duquesne University         Other Directorships Held: Director, Michael Baker Corp.
Pittsburgh, PA              (engineering, construction, operations and technical
TRUSTEE                     services).
Began serving:
August 1996                 Previous Positions: President, Duquesne University; Dean
                            and Professor of Law, University of Pittsburgh School of
                            Law; Dean and Professor of Law, Villanova University School
                            of Law.

Marjorie P. Smuts           Principal Occupations: Director or Trustee of the Federated
Birth Date: June            Fund Complex; Public Relations/Marketing
21, 1935                    Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA              Previous Positions: National Spokesperson, Aluminum Company
TRUSTEE                     of America; television producer; President, Marj Palmer
Began serving:              Assoc.; Owner, Scandia Bord.
August 1996

John S. Walsh               Principal Occupations: Director or Trustee of the Federated
Birth Date:                 Fund Complex; President and Director, Heat Wagon, Inc.
November 28, 1957           (manufacturer of construction temporary heaters); President
2604 William Drive          and Director, Manufacturers Products, Inc. (distributor of
Valparaiso, IN              portable construction heaters); President, Portable Heater
TRUSTEE                     Parts, a division of Manufacturers Products, Inc.
Began serving:
January 1999                Previous Position:  Vice President, Walsh & Kelly, Inc.



------------------------------------------------------------------------------

OFFICERS

Name                              Principal Occupation(s) for Past Five Years and Previous
Birth Date                        Position(s)
Positions Held with Trust
Date Began Serving

John W. McGonigle                Principal Occupations: Executive Vice President and
Birth Date: October 26, 1938     Secretary of the Federated Fund Complex; Vice Chairman,
EXECUTIVE VICE PRESIDENT AND     Executive Vice President, Secretary and Director,
SECRETARY                        Federated Investors, Inc.
Began serving: November 1997
                                 Previous Positions: Trustee, Federated Investment
                                 Management Company and Federated Investment Counseling;
                                 Director, Federated Global Investment Management Corp.,
                                 Federated Services Company and Federated Securities Corp.

Richard A. Novak                 Principal Occupations: Principal Financial Officer and
Birth Date: December 25, 1963    Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                        President, Federated Administrative Services; Financial
Began serving: January 2006      and Operations Principal for Federated Securities Corp.,
                                 Edgewood Services, Inc. and Southpointe Distribution
                                 Services, Inc.; Senior Vice President and Controller of
                                 Federated Investors, Inc.

                                 Previous Positions: Vice President, Finance of Federated
                                 Services Company; held various financial management
                                 positions within The Mercy Hospital of Pittsburgh;
                                 Auditor, Arthur Anderson & Co.

John B. Fisher                   Principal Occupations: Vice President of some of the
Birth Date: May 16, 1956         Funds in the Federated Fund Complex; and President and
PRESIDENT                        Director of the Institutional Sales Division of Federated
Began serving: November 2004     Securities Corp., which is a wholly owned subsidiary of
                                 Federated. Mr. Fisher is responsible for the
                                 distribution of Federated's products and
                                 services to investment advisors, insurance
                                 companies, retirement plans, and corporations.
                                 In addition, Mr. Fisher serves as President and
                                 Director of Federated Investment Counseling, a
                                 wholly owned subsidiary of Federated involved
                                 in the management of separate accounts and
                                 sub-advised mandates. He is also President,
                                 Technology, Federated Services Corp.
                                 responsible for the technological
                                 infrastructure of the various Federated
                                 companies. He is also Director, Edgewood
                                 Securities Corp., as well as Director,
                                 Federated Investors Trust Company.

                                 Previous Positions: Senior Vice President of Federated
                                 Investment Counseling.

Robert J. Ostrowski              Principal Occupations:  Robert J. Ostrowski joined
Birth Date: April 26, 1963       Federated in 1987 as an Investment Analyst and became a
CHIEF INVESTMENT OFFICER         Portfolio Manager in 1990. He was named Chief Investment
Began serving: May 2004          Officer of taxable fixed income products in 2004 and also
                                 serves as a Senior Portfolio Manager. He has been a
                                 Senior Vice President of the Fund's Adviser since 1997.
                                 Mr. Ostrowski is a Chartered Financial Analyst. He
                                 received his M.S. in Industrial Administration from
                                 Carnegie Mellon University.

Todd A. Abraham                  Todd A. Abraham has been the Fund's Portfolio Manager
Birth Date: February 10, 1966    since inception. He is Vice President of the Trust. He
VICE PRESIDENT                   has been a Portfolio Manager since 1995 and a Vice
Began serving: May 2003          President of the Fund's Adviser since 1997. Mr. Abraham
                                 joined Federated in 1993 as an Investment Analyst and
                                 served as Assistant Vice President from 1995 to 1997. Mr.
                                 Abraham served as a Portfolio Analyst at Ryland Mortgage
                                 Co. from 1992-1993. Mr. Abraham is a Chartered Financial
                                 Analyst and received his M.B.A. in Finance from Loyola
                                 College.

Mark E. Durbiano                 Mark E. Durbiano is Vice President of the Trust. Mr.
Birth Date: September 21, 1959   Durbiano joined Federated in 1982 and has been a Senior
VICE PRESIDENT                   Portfolio Manager and a Senior Vice President of the
Began serving: November 1998     Fund's Adviser since 1996. From 1988 through 1995, Mr.
                                 Durbiano was a Portfolio Manager and a Vice President of
                                 the Fund's Adviser. Mr. Durbiano is a Chartered Financial
                                 Analyst and received his M.B.A. in Finance from the
                                 University of Pittsburgh.


------------------------------------------------------------------------------

BOARD REVIEW OF ADVISORY CONTRACT


As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services.

During its review of the investment advisory contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the range and quality of services provided to the Fund by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board does consider the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods was above the median of the relevant peer group. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Fund under separate contracts (e.g., for serving as the Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the profitability of the Adviser, the cost of providing the advisory services or the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31409N200

30129 (2/06)


HIGH-YIELD BOND PORTFOLIO
ANNUAL SHAREHOLDER REPORT


December 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE


FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

Year Ended December 31                  2005       2004       2003      2002     2001
Net Asset Value, Beginning of Period    $7.08      $6.93     $6.11      $6.51   $7.14
Income From Investment Operations:
Net investment income                  0.57(1)     0.58       0.60      0.63    0.77(2)
Net realized and unrealized gain
(loss) on investments                  (0.34)      0.17       0.82     (0.39)   (0.61)(2)
  TOTAL FROM INVESTMENT OPERATIONS      0.23       0.75       1.42      0.24    0.16
Less Distributions:
Distributions from net investment
income                                 (0.60)     (0.60)     (0.60)    (0.64)   (0.79)
Net Asset Value, End of Period          $6.71      $7.08     $6.93      $6.11   $6.51
Total Return(3)                         3.44%     11.40%     24.32%     3.90%   2.16%

Ratios to Average Net Assets:
Net expenses                            0.03%      0.03%     0.03%      0.03%   0.04%
Net investment income                   8.28%      8.39%     8.95%     10.03%   11.13%(2)
Expense waiver/reimbursement(4)         0.08%      0.08%     0.08%      0.08%   0.08%
Supplemental Data:
Net assets, end of period (000
omitted)                              $936,652   $1,127,462 $1,198,678 $797,496 $665,747
Portfolio turnover                       34%        43%       38%        39%     33%

1    Based on average shares outstanding.

2 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended December 31, 2001, this change had no effect on the net investment income per share or net realized loss per share, but increased the ratio of net investment income to average net assets from 10.98% to 11.13%. Per share, ratios and supplemental data for the periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above. See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                  Beginning         Ending        Expenses Paid
                                Account Value    Account Value       During
                                  7/1/2005        12/31/2005        Period(1)
Actual                             $1,000          $1,031.40          $0.15
Hypothetical (assuming a 5%
return before expenses)            $1,000          $1,025.05          $0.15

1 Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the twelve months ended December 31, 2005 the high-yield market outperformed the high quality bond market. For example, the Lehman Brothers Aggregate Bond Index(1), a measure of high quality bond performance, returned 2.43% versus a 2.76% return for the fund's benchmark, the Lehman Brothers High Yield 2% Issuer Constrained Index(2) (LHY2%ICI). The fund had a total return of 3.44%, outperforming the LHY2%ICI which returned 2.76% for the reporting period. The fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LHY2%ICI.

The period was characterized by strong economic performance and generally good corporate earnings. However there were several factors which kept overall returns for most fixed-income asset classes, including high-yield, at relatively modest levels. The Federal Reserve Board (the "Fed") hiked the overnight lending rate 8 times in 2005 causing the yield on most maturities of U.S. Treasury securities to rise and bond prices to decline. The Fed's impact was much more pronounced in the shorter maturities and yields on 30-year Treasury securities actually declined. The strong economic performance provided a relatively good environment for corporate issuers and typically would have led to better relative returns for high-yield bonds but several factors tempered the overall performance of the high-yield market. First the Fed's aggressive rate hikes brought into question the ability of the economy to continue its recent strong performance. Second, strong global demand for energy and supply restrictions caused by September's hurricanes, which devastated the Gulf Coast and its energy infrastructure, caused energy prices to increase substantially during the year. Higher energy costs negatively impacted non-energy companies' earnings, had the potential to negatively impact consumer spending habits and attitudes and caused concerns that an energy-induced increase in inflation could force the Fed to continue to aggressively hike interest rates. Also, several large high-yield issuers filed for bankruptcy protection including Delphi, Delta Airlines, Northwest Air and Calpine. This pushed par value default rates up considerably, although the actual number of companies defaulting was still quiet modest. Finally, General Motors and Ford, two large bond issuers and important parts of the domestic economy, continued to struggle, which impacts not only their credit quality but also the companies that supply them. Both auto manufacturers were downgraded to below investment grade during the year. These factors led the spread between the Credit Suisse First Boston High Yield Index(3) and comparable Treasury securities to widen from 3.46% on December 31, 2004 to 3.88% as of December 31, 2005. The lowest quality sector, CCC and lower, generated the weakest performance. Major industries within the high yield market which underperformed included Automotive, Paper, Packaging, Building Materials, Media
- Cable and Airlines. Major industries which outperformed included Financial Institutions, Utilities - Natural Gas, Energy, Telecommunications both Wireless and Wireline and Healthcare.

The fund benefited from strong security selection in the Automotive, Chemical, Food and Beverage, Healthcare, Media - non Cable and Retail industry sectors. Specific issuers which substantially outperformed the overall market would included Ardent Health Services, ASG Consolidated LLC, Commonwealth Brands, Inc., Advanstar, Inc., Medical Device Manufacturing, Inc., Reddy Ice Group, Inc., General Motors Acceptance Corp., Union Carbide Corp., El Paso Corp. and AT&T Corp. The fund also benefited from an overweight in the Food and Beverage sector and an underweight in the Utilities - Electric and Airline sectors.

The fund was negatively impacted by poor security selection in the Consumer Product, Packaging and Telecommunication - Wireless sectors. Specific issuers which substantially underperformed the overall market would include Tembec, Inc., General Motors Corp., AMH Holdings, Inc., Allied Holdings, Inc., Calpine Corp., Cooper Standard Automotive Industries, Inc., Coleman Cable, Inc., Eagle Pincher Industries, Inc., Pliant, Inc. and Tekni-Plex, Inc. Underweight positions in the Energy, Financial Institutions and Telecommunications - Wireless sectors negatively impacted performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, call 1-800-341-7400.

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index. 2 The broad-based securities market index for the fund has changed from the Lehman Brothers U.S. Corporate High-Yield Bond Index to the Lehman Brothers High Yield 2% Issuer Constrained Index because the LHY2%ICI is more representative of the securities typically held by the fund. The LHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least 1 year to maturity. Indexes are unmanaged, and investments cannot be made in an index.
3 The Credit Suisse First Boston High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults. Morningstar receives and publishes this figure as a monthly total return. Indexes are unmanaged, and investments cannot be made in an index.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,000(1) in High-Yield Bond Portfolio (the "Fund") from January 31, 1998 (start of performance) to December 31, 2005, compared to the Lehman Brothers High Yield 2% Issuer Constrained Index(2) and the Lehman Brothers U.S. Corporate
High Yield Bond Index. (2)

Average Annual Total Returns for the Periods Ended
12/31/2005
1 Year                                                      3.44%
5 Years                                                     8.74%
Start of Performance (1/31/1998)                            5.08%

[GRAPHIC OMITTED]


Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.
  The Lehman Brothers High Yield 2% Issuer Constrained Index and the Lehman Brothers U.S. Corporate High Yield Bond Index have been adjusted to reflect reinvestment of dividends on securities in the index.
2 The broad-based securities market index for the Fund has changed from the Lehman Brothers U.S. Corporate High-Yield Bond Index to the Lehman Brothers High Yield 2% Issuer Constrained Index because the Lehman Brothers High Yield 2% Issuer Constrained Index is more representative of the securities typically held by the Fund. The Lehman Brothers High Yield 2% Issuer Constrained Index and the Lehman Brothers U.S. Corporate High Yield Bond Index are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indices are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS SUMMARY TABLES


At December 31, 2005, the Fund's credit quality ratings composition(1) was as follows:

         S&P Long-Term Ratings as                 Moody's Long-Term Ratings as
      Percentage of Total Net Assets             Percentage of Total Net Assets
A                                 0.7%      A                               0.7%
BBB                               0.6%      Baa                             0.0%
BB                               24.9%      Ba                             24.0%
B                                54.8%      B                              50.7%
CCC                              10.3%      Caa                            17.9%
CC                                0.0%      Ca                              0.2%
Not rated by S&P                  3.6%      Not rated by Moody's            1.4%
Other Securities(2)               0.6%      Other Securities(2)             0.6%
Cash Equivalents(3)               2.5%      Cash Equivalents(3)             2.5%
Other Assets and                  2.0%      Other Assets and                2.0%
Liabilities - Net (4)                       Liabilities - Net (4)
  TOTAL                          100.0%     TOTAL                         100.0%

-----------------------------------------------------------------------------

At December 31, 2005, the Fund's index classification(5) was as follows:

                                   Percentage of
Index Classification              Total Net Assets
Media - Non-cable                       8.5%
Health Care                             6.4%
Food & Beverage                         6.2%
Industrial - Other                      6.1%
Chemicals                               5.6%
Gaming                                  5.6%
Utility - Natural Gas                   5.1%
Diversified                             4.8%
Consumer Products                       4.7%
Automotive                              4.6%
Wireline Communications                 4.4%
Technology                              3.9%
Utility - Electric                      3.6%
Building Materials                      2.8%
Media - Cable                           2.8%
Paper                                   2.5%
Other(6)                               17.9%
Cash Equivalents(3)                     2.5%
Other Assets and Liabilities -          2.0%
Net (4)
  TOTAL                                100.0%
1 These tables depict the long-term credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "B-" have been included in the "B" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.
-----------------------------------------------------------------------------
Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.
2 Other Securities include common stock, warrants and preferred stock that do not qualify for credit ratings from an NRSRO.
3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.
4 See Statement of Assets and Liabilities.
5 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LHY2%ICI). Individual portfolio securities that are not included in the LHY2%ICI are assigned to an index classification by the Fund's adviser.
6 For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation "Other."


PORTFOLIO OF INVESTMENTS
December 31, 2005

    Principal
      Amount                                                                    Value
                     CORPORATE BONDS--92.7%
                            Aerospace / Defense--1.5%
 $  1,775,000        Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%,
                     5/15/2011                                            $   1,872,625
    1,775,000        Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011               1,828,250
     500,000    (3)  Condor Systems, Inc., Sr. Sub. Note, Series B,
                     11.875%, 5/1/2009                                           350
    1,050,000        K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
                     11/15/2014                                               1,065,750
    1,125,000        L-3 Communications Corp., Sr. Sub. Note, 6.125%,
                     1/15/2014                                                1,119,375
    3,400,000        L-3 Communications Corp., Sr. Sub. Note, 6.125%,
                     7/15/2013                                                3,391,500
     875,000         L-3 Communications Holdings, Inc., Sr. Sub. Note,
                     5.875%, 1/15/2015                                         853,125
    1,625,000  (1,2) L-3 Communications Holdings, Inc., Sr. Sub. Note,
                     6.375%, 10/15/2015                                       1,629,062
    2,175,000        TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011        2,300,063
                       TOTAL                                                 14,060,100
                     Automotive--4.6%
    2,525,000        Advanced Accessory Systems LLC, Sr. Note, 10.75%,
                     6/15/2011                                                2,045,250
    3,450,000        Cooper-Standard Automotive, Inc., Sr. Sub. Note,
                     8.375%, 12/15/2014                                       2,639,250
    9,550,000        Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031           6,541,750
    6,900,000        General Motors Acceptance Corp., 6.875%, 9/15/2011       6,299,596
    7,200,000        General Motors Acceptance Corp., 8.00%, 11/1/2031        6,915,017
    3,000,000        General Motors Corp., Note, 7.125%, 7/15/2013            1,995,000
    2,175,000        General Motors Corp., Note, 8.375%, 7/15/2033            1,446,375
    2,425,000        Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014        2,340,125
    1,675,000        Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015       854,250
    2,300,000        Stoneridge, Inc., Company Guarantee, 11.50%,
                     5/1/2012                                                 2,351,750
     775,000         TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013         842,813
    3,025,000        TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                     2/15/2013                                                3,410,688
    2,850,000        Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%,
                     11/15/2014                                               2,707,500
    2,750,000        United Components, Inc., Sr. Sub. Note, 9.375%,
                     6/15/2013                                                2,750,000
                       TOTAL                                                 43,139,364
                     Building Materials--2.8%
    1,800,000        AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%,
                     3/1/2014                                                  891,000
    1,950,000        Associated Materials, Inc., Company Guarantee,
                     9.75%, 4/15/2012                                         1,891,500
    1,875,000        Builders Firstsource, Inc., Note, 8.59%, 2/15/2012       1,917,187
    1,975,000        Collins & Aikman Floorcoverings, Inc., Company
                     Guarantee, 9.75%, 2/15/2010                              1,747,875
    2,350,000        ERICO International Corp., Sr. Sub. Note, 8.875%,
                     3/1/2012                                                 2,438,125
    1,225,000  (1,2) Goodman Global Holdings, Inc., Floating Rate Note,
                     7.49125%, 6/15/2012                                      1,218,875
    3,100,000  (1,2) Goodman Global Holdings, Inc., Sr. Sub. Note,
                     7.875%, 12/15/2012                                       2,898,500
    1,600,000        Legrand SA, Sr. Note, 10.50%, 2/15/2013                  1,816,000
    1,125,000        Norcraft Cos. LLC, Sr. Sub. Note, Series WI,
                     9.00%, 11/1/2011                                         1,170,000
    6,250,000        Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%,
                     9/1/2012                                                 4,468,750
    3,125,000        Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%,
                     3/1/2014                                                 1,968,750
    1,550,000        Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                     9/1/2014                                                 1,503,500
     575,000   (1,2) Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013        599,438
    2,050,000        U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
                     4/1/2014                                                 2,055,125
                       TOTAL                                                 26,584,625
                     Chemicals--5.6%
    1,475,000  (1,2) Aventine Renewable Energy Holdings, Inc., Floating
                     Rate Note - Sr. Secured Note, 10.49125%, 12/15/2011      1,534,000
    3,750,000  (1,2) Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%,
                     7/15/2014                                                3,731,250
    3,950,000        Compass Minerals International, Inc., Sr. Disc.
                     Note, 0/12.00%, 6/1/2013                                 3,436,500
    2,050,000        Compass Minerals International, Inc., Sr. Disc.
                     Note, 0/12.75%, 12/15/2012                               1,865,500
    6,084,000        Crystal US Holdings, Sr. Disc. Note, 10/1/2014           4,456,530
    2,078,000        Crystal US Holdings, Sr. Sub. Note, 9.625%,
                     6/15/2014                                                2,322,165
    1,750,000        Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008       1,907,500
    3,583,000        Huntsman ICI Chemicals LLC, Sr. Sub. Note,
                     10.125%, 7/1/2009                                        3,717,362
    3,225,000  (1,2) Invista, Unit, 9.25%, 5/1/2012                           3,466,875
    1,750,000        Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013        1,907,500
    1,355,000        Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
                     12/15/2008                                               1,426,137
    5,675,000        Lyondell Chemical Co., Sr. Sub. Note, 10.875%,
                     5/1/2009                                                 5,923,281
    1,643,000        Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014             1,240,465
     950,000         Nalco Co., Sr. Note, 7.75%, 11/15/2011                    980,875
    2,625,000        Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013             2,762,813
    3,775,000  (1,2) Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                3,756,125
    1,450,000  (1,2) PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                1,355,750
    2,500,000        Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012          2,212,500
     925,000         Union Carbide Corp., Deb., 7.50%, 6/1/2025               1,009,665
    1,300,000        Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023          1,447,469
    2,025,000  (1,2) VeraSun Energy Corp., Sr. Secd. Note, 9.875%,
                     12/15/2012                                               2,065,500
                       TOTAL                                                 52,525,762
                          Construction Machinery--0.6%
    2,575,000        Case New Holland, Sr. Note, 9.25%, 8/1/2011              2,768,125
    1,775,000   (3)  Clark Material Handling Corp., Sr. Note, 10.75%,
                     11/15/2006                                                   0
     341,000         Columbus McKinnon Corp., Sr. Secd. Note, 10.00%,
                     8/1/2010                                                  379,362
    1,750,000        NationsRent Cos., Inc., Sr. Secd. Note, 9.50%,
                     10/15/2010                                               1,916,250
                       TOTAL                                                  5,063,737
                     Consumer Products--4.7%
    3,250,000        AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%,
                     10/1/2012                                                2,364,375
    2,475,000        Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012           2,561,625
    1,025,000        American Achievement Corp., Sr. Sub. Note, 8.25%,
                     4/1/2012                                                 1,045,500
    3,350,000        Ames True Temper, Inc., Sr. Sub. Note, 10.00%,
                     7/15/2012                                                2,646,500
    2,325,000        Church and Dwight, Inc., Sr. Sub. Note, 6.00%,
                     12/15/2012                                               2,301,750
     325,000   (1,3) Diamond Brands Operating Corp., Sr. Sub. Note,
                     10.125%, 4/15/2008                                           0
     925,000   (1,3) Diamond Brands, Inc., Sr. Disc. Deb., 12.875%,
                     4/15/2009                                                    0
    2,200,000  (1,2) Doane Pet Care Co., Sr. Sub. Note, 10.625%,
                     11/15/2015                                               2,304,500
    6,275,000        Jostens Holding Corp., Discount Bond, 0/10.25%,
                     12/1/2013                                                4,674,875
    3,250,000        Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012       3,282,500
     500,000         K2, Inc., Sr. Note, 7.375%, 7/1/2014                      500,000
    1,500,000        Leiner Health Products, Unsecd. Note, 11.00%,
                     6/1/2012                                                 1,417,500
    4,300,000        Playtex Products, Inc., Company Guarantee, 9.375%,
                     6/1/2011                                                 4,525,750
     525,000         Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013            460,688
    1,700,000        Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014      1,759,500
    3,300,000  (1,2) Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014        1,798,500
    1,475,000        Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014            1,371,750
    4,775,000        Spectrum Brands, Inc., Sr. Sub. Note, 7.375%,
                     2/1/2015                                                 4,011,000
    1,630,000        Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010           1,770,588
    4,100,000        True Temper Sports, Inc., Sr. Sub. Note, 8.375%,
                     9/15/2011                                                3,710,500
    1,370,000        WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011              1,486,450
                       TOTAL                                                 43,993,851
                     Diversified--2.6%
    24,000,000 (1,2) Dow Jones Credit Derivative Index High Yield,
                     Credit-Linked Note, Series 5-T3, 8.25%, 12/29/2010      24,120,000
                     Energy--1.6%
    3,225,000  (1,2) Chesapeake Energy Corp., Sr. Note, 6.875%,
                     11/15/2020                                               3,281,437
     750,000   (1,2) Grant Prideco, Inc., Sr. Unsecd. Note, 6.125%,
                     8/15/2015                                                 751,875
     925,000         Lone Star Technologies, Inc., Company Guarantee,
                     Series B, 9.00%, 6/1/2011                                 975,875
    2,250,000        Petroleum Helicopters, Inc., Company Guarantee,
                     Series B, 9.375%, 5/1/2009                               2,382,188
    1,000,000        Pogo Producing Co., Sr. Sub. Note, 6.625%,
                     3/15/2015                                                 980,000
     975,000   (1,2) Pogo Producing Co., Sr. Sub. Note, 6.875%,
                     10/1/2017                                                 955,500
     600,000         Range Resources Corp., Sr. Sub. Note, 6.375%,
                     3/15/2015                                                 591,000
    1,150,000        Range Resources Corp., Sr. Sub. Note, 7.375%,
                     7/15/2013                                                1,196,000
    3,775,000        Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012        4,077,000
                       TOTAL                                                 15,190,875
                     Entertainment--2.3%
    2,500,000        AMC Entertainment, Inc., Sr. Sub. Note, 8.00%,
                     3/1/2014                                                 2,275,000
    1,875,000        Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013             1,992,187
    6,650,000        Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014       4,954,250
    3,125,000        Intrawest Corp., Sr. Note, 7.50%, 10/15/2013             3,179,687
    4,000,000        Loews Cineplex Entertainment Corp., Sr. Sub. Note,
                     9.00%, 8/1/2014                                          4,060,000
    3,775,000        Universal City Development Partners Ltd., Sr.
                     Note, 11.75%, 4/1/2010                                   4,251,594
    1,000,000        Universal City Florida Holding Co., Floating Rate
                     Note, 9.00%, 5/1/2010                                    1,010,000
                       TOTAL                                                 21,722,718
                     Environmental--0.8%
    2,875,000        Allied Waste North America, Inc., Company
                     Guarantee, Series B, 8.50%, 12/1/2008                    3,033,125
    1,500,000        Browning-Ferris Industries, Inc., Deb., 9.25%,
                     5/1/2021                                                 1,552,500
    2,275,000        Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
                     7/15/2012                                                2,570,750
                       TOTAL                                                  7,156,375
                     Financial Institutions--0.3%
    2,725,000  (1,2) American Real Estate Partners LP Finance, Sr.
                     Note, 7.125%, 2/15/2013                                  2,738,625
                     Food & Beverage--6.1%
    6,000,000        ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%,
                     11/1/2011                                                4,800,000
    1,144,000        Agrilink Foods, Inc., Company Guarantee, 11.875%,
                     11/1/2008                                                1,172,600
    2,650,000        American Seafoods Group LLC, Company Guarantee,
                     10.125%, 4/15/2010                                       2,792,437
    2,000,000        B&G Foods Holdings Corp., Sr. Note, 8.00%,
                     10/1/2011                                                2,050,000
    2,300,000        Constellation Brands, Inc., Company Guarantee,
                     Series B, 8.00%, 2/15/2008                               2,409,250
    1,000,000        Constellation Brands, Inc., Sr. Sub. Note, 8.125%,
                     1/15/2012                                                1,045,000
    3,525,000        Cott Beverages, Inc., Company Guarantee, 8.00%,
                     12/15/2011                                               3,630,750
    4,250,000        Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015         4,165,000
    2,350,000        Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009              2,420,500
    1,425,000        Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,
                     1/15/2008                                                1,083,000
    3,150,000  (1,2) Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013             3,173,625
    3,300,000        Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                     11/15/2013                                               3,399,000
    2,375,000        National Beef Packaging Co. LLC, Sr. Note, 10.50%,
                     8/1/2011                                                 2,470,000
    3,125,000        Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
                     7/15/2012                                                3,187,500
    1,525,000        Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011       1,631,750
    1,675,000        Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                     11/15/2013                                               1,796,438
    4,300,000        Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%,
                     11/1/2012                                                3,440,000
    2,950,000        Smithfield Foods, Inc., Note, 7.75%, 5/15/2013           3,134,375
    3,400,000        Smithfield Foods, Inc., Sr. Note, Series B, 8.00%,
                     10/15/2009                                               3,604,000
    1,700,000        Swift & Co., Sr. Note, 10.125%, 10/1/2009                1,763,750
    1,625,000        Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010             1,718,438
    2,950,000        UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                     7/15/2012                                                2,570,188
                       TOTAL                                                 57,457,601
                     Gaming--5.6%
    2,450,000        155 East Tropicana LLC, Sr. Secd. Note, 8.75%,
                     4/1/2012                                                 2,370,375
    2,875,000        Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012       3,097,812
    2,975,000  (1,2) Galaxy Entertainment Finance Co. Ltd., Company
                     Guarantee, 9.875%, 12/15/2012                            3,034,500
    2,100,000        Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
                     11/15/2014                                               2,100,000
    1,975,000  (1,2) Kerzner International Ltd., Sr. Sub. Note, 6.75%,
                     10/1/2015                                                1,930,562
    1,875,000        MGM Mirage, Sr. Note, 5.875%, 2/27/2014                  1,800,000
    2,000,000        MGM Mirage, Sr. Note, 6.625%, 7/15/2015                  2,005,000
    4,000,000        MGM Mirage, Sr. Note, 8.50%, 9/15/2010                   4,355,000
     525,000         MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007                555,844
    3,025,000        MTR Gaming Group, Inc., Company Guarantee, Series
                     B, 9.75%, 4/1/2010                                       3,244,313
    1,350,000        Magna Entertainment Corp., Conv. Note, 7.25%,
                     12/15/2009                                               1,469,408
     625,000         Majestic Star Casino LLC, Company Guarantee,
                     9.50%, 10/15/2010                                         660,938
     900,000   (1,2) Majestic Star Casino LLC, Sr. Note, 9.75%,
                     1/15/2011                                                 911,250
    6,100,000        Mandalay Resort Group, Sr. Sub. Note, 10.25%,
                     8/1/2007                                                 6,534,625
    4,225,000        Park Place Entertainment Corp., Sr. Sub. Note,
                     7.875%, 3/15/2010                                        4,563,000
    1,725,000        Park Place Entertainment Corp., Sr. Sub. Note,
                     8.125%, 5/15/2011                                        1,912,594
    1,075,000        Penn National Gaming, Inc., Company Guarantee,
                     8.875%, 3/15/2010                                        1,134,125
     575,000         Penn National Gaming, Inc., Sr. Sub. Note, 6.75%,
                     3/1/2015                                                  567,813
    2,250,000  (1,2) San Pasqual Casino Development Group, Inc., Sr.
                     Note, 8.00%, 9/15/2013                                   2,295,000
     600,000         Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012          601,500
    2,525,000        Station Casinos, Inc., Sr. Sub. Note, 6.50%,
                     2/1/2014                                                 2,562,875
    1,375,000  (1,2) Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note,
                     9.00%, 11/15/2015                                        1,381,875
    3,475,000        Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%,
                     12/1/2014                                                3,396,813
                       TOTAL                                                 52,485,222
                     Health Care--6.4%
    1,200,000  (1,2) AMR Holding Co. /Emcare Holding Co., Sr. Sub.
                     Note, 10.00%, 2/15/2015                                  1,287,000
    2,100,000  (1,2) Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013             2,163,000
    4,650,000        AmeriPath, Inc., Company Guarantee, 10.50%,
                     4/1/2013                                                 4,952,250
    1,450,000        Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%,
                     12/15/2014                                               1,439,125
    8,200,000        CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%,
                     1/1/2015                                                 5,063,500
    3,350,000        Concentra Operating Corp., Sr. Sub. Note, 9.50%,
                     8/15/2010                                                3,484,000
    4,600,000  (1,2) Fisher Scientific International, Inc., Sr. Sub.
                     Note, 6.125%, 7/1/2015                                   4,623,000
    6,800,000        HCA, Inc., Note, 8.75%, 9/1/2010                         7,554,779
    2,350,000        HCA, Inc., Sr. Note, 7.50%, 11/6/2033                    2,438,162
    4,850,000        HCA, Inc., Sr. Note, 7.875%, 2/1/2011                    5,238,761
    2,300,000        National Mentor, Inc., Sr. Sub. Note, 9.625%,
                     12/1/2012                                                2,415,000
    2,725,000        Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015        2,779,500
    1,975,000        Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%,
                     7/15/2015                                                2,049,063
    2,125,000        Sybron Dental Specialties, Inc., Company
                     Guarantee, 8.125%, 6/15/2012                             2,241,875
    2,100,000        Tenet Healthcare Corp., Note, 9.875%, 7/1/2014           2,136,750
    1,025,000        VWR International, Inc., Sr. Sub. Note, 8.00%,
                     4/15/2014                                                1,025,000
    2,050,000        Vanguard Health Holdings II, Sr. Sub. Note, 9.00%,
                     10/1/2014                                                2,188,375
    1,525,000  (1,2) Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016              1,540,250
    2,475,000        Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014           2,543,063
    2,275,000        Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015             2,400,125
                       TOTAL                                                 59,562,578
                     Industrial - Other--6.0%
    3,650,000        ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note,
                     8.50%, 1/15/2013                                         3,458,375
    3,450,000        Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012             3,519,000
    1,925,000        American Tire Distributors, Inc., Sr. Note,
                     10.75%, 4/1/2013                                         1,751,750
    3,900,000  (1,2) Amsted Industries, Inc., Sr. Note, 10.25%,
                     10/15/2011                                               4,192,500
    3,675,000        Brand Services, Inc., Company Guarantee, 12.00%,
                     10/15/2012                                               3,877,125
    1,975,000        Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012         1,609,625
    2,200,000        Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
                     5/15/2011                                                2,321,000
    2,850,000        Hawk Corp., Sr. Note, 8.75%, 11/1/2014                   2,892,750
    2,129,000        Interline Brands, Inc., Sr. Sub. Note, 11.50%,
                     5/15/2011                                                2,384,480
    4,650,000  (1,2) Knowledge Learning Corp., Sr. Sub. Note, 7.75%,
                     2/1/2015                                                 4,440,750
    2,475,000        Mueller Group, Inc., Sr. Sub. Note, 10.00%,
                     5/1/2012                                                 2,642,063
    2,166,422        NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012             2,263,911
    3,545,000  (1,2) Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010          3,899,500
    3,300,000        Norcross Safety Products, Sr. Sub. Note, Series B,
                     9.875%, 8/15/2011                                        3,415,500
    1,975,000  (1,2) Panolam Industries International, Inc., Sr. Sub.
                     Note, 10.75%, 10/1/2013                                  1,910,813
    3,525,000        Rexnord Corp., Company Guarantee, 10.125%,
                     12/15/2012                                               3,807,000
     475,000   (1,2) Safety Products Holdings, Inc., Sr. Note, 11.75%,
                     1/1/2012                                                  496,375
    2,875,000        Sensus Metering Systems, Inc., Sr. Sub. Note,
                     8.625%, 12/15/2013                                       2,558,750
    3,525,000        Superior Essex Communications LLC, Sr. Note,
                     9.00%, 4/15/2012                                         3,489,750
    1,350,000        Valmont Industries, Inc., Sr. Sub. Note, 6.875%,
                     5/1/2014                                                 1,366,875
                       TOTAL                                                 56,297,892
                     Lodging--1.3%
    2,000,000        Gaylord Entertainment Co., Sr. Note, 6.75%,
                     11/15/2014                                               1,970,000
     487,000         HMH Properties, Inc., Sr. Note, Series B, 7.875%,
                     8/1/2008                                                  494,914
    1,350,000        Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013        1,410,750
    1,900,000        Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
                     6/15/2013                                                2,075,750
    1,925,000        Royal Caribbean Cruises Ltd., Sr. Note, 8.00%,
                     5/15/2010                                                2,100,400
    2,700,000        Starwood Hotels & Resorts Worldwide, Inc., Company
                     Guarantee, 7.875%, 5/1/2012                              2,990,250
    1,250,000        Starwood Hotels & Resorts Worldwide, Inc., Note,
                     7.375%, 5/1/2007                                         1,281,250
                       TOTAL                                                 12,323,314
                     Media - Cable--2.7%
    1,150,000        CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009          1,167,250
    1,775,000  (1,2) CSC Holdings, Inc., Sr. Note, 7.00%, 4/15/2012           1,686,250
    2,910,000        CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007         2,975,475
    1,961,000        Charter Communications Holdings Capital Corp., Sr.
                     Disc. Note, Series 144A, 11.00%, 10/1/2015 1,657,045
    2,439,000 (1,2) Charter Communications Holdings Capital Corp., Sr.
                     Disc. Note, Series 144A, 9.92%, 4/1/2014                 1,402,425
    5,000,000        Charter Communications Holdings II, Sr. Note,
                     10.25%, 9/15/2010                                        5,000,000
    6,225,000  (1,2) Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014      6,582,937
    4,000,000  (1,2) Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015           4,180,000
     700,000   (1,2) Videotron Ltee, Sr. Note, 6.375%, 12/15/2015              699,125
                       TOTAL                                                 25,350,507
                     Media - Non-Cable--8.5%
    2,500,000        Advanstar Communications, Company Guarantee,
                     Series B, 12.00%, 2/15/2011                              2,640,625
    1,700,000        Advanstar Communications, Sr. Secd. Note, 10.75%,
                     8/15/2010                                                1,872,125
    2,100,000        Advanstar, Inc., Company Guarantee, Series B,
                     15.00%, 10/15/2011                                       2,207,625
    2,788,938        Affinity Group Holding, Inc., Sr. Note, 10.875%,
                     2/15/2012                                                2,722,701
    1,700,000        Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                     2/15/2012                                                1,706,375
    3,200,000        CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012           3,216,000
     675,000         CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011            691,875
     600,000         DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015         589,500
    2,974,000        DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013        3,211,920
    6,739,000        Dex Media West LLC, Sr. Sub. Note, Series B,
                     9.875%, 8/15/2013                                        7,513,985
    4,125,000        Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013      3,300,000
    5,100,000        Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014          4,915,125
    1,500,000        Emmis Communications Corp., Floating Rate Note -
                     Sr. Note, 10.36625%, 6/15/2012                           1,513,125
    4,525,000        Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%,
                     10/15/2013                                               3,574,750
    2,625,000  (1,2) Intelsat Bermuda Ltd., Floating Rate Note - Sr.
                     Note, 8.695%, 1/15/2012                                  2,680,781
    1,775,000  (1,2) Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015       1,801,625
    1,400,000        Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015      1,412,250
    1,825,000        Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013        1,902,562
    1,325,000        Lin Television Corp., Sr. Sub. Note, 6.50%,
                     5/15/2013                                                1,276,969
    1,000,000        Lin Television Corp., Sr. Sub. Note, Series B,
                     6.50%, 5/15/2013                                          963,750
    2,600,000        NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%,
                     3/15/2013                                                1,833,000
    1,300,000        Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%,
                     3/15/2012                                                1,202,500
    1,570,000        PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014               1,652,425
    7,500,000        PanAmSat Holding Corp., Discount Bond, 11/1/2014         5,287,500
    1,900,000        R. H. Donnelly Finance Corp., Sr. Sub. Note,
                     10.875%, 12/15/2012                                      2,151,750
    2,550,000  (1,2) Rainbow National Services LLC, Sr. Sub. Note,
                     10.375%, 9/1/2014                                        2,868,750
    2,300,000        Readers Digest Association, Inc., Sr. Note, Series
                     144A, 6.50%, 3/1/2011                                    2,259,750
    1,875,000        Sinclair Broadcast Group, Inc., Company Guarantee,
                     8.75%, 12/15/2011                                        1,982,813
    2,550,000  (1,2) Southern Graphics Systems, Inc., Sr. Sub. Note,
                     12.00%, 12/15/2013                                       2,566,940
    2,025,000        Vertis, Inc., Sr. Note, Series B, 10.875%,
                     6/15/2009                                                2,004,750
    4,500,000  (1,2) WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014       4,381,875
    1,365,000        Yell Finance BV, Sr. Note, 10.75%, 8/1/2011              1,481,025
     413,537         Ziff Davis Media, Inc., Company Guarantee, Series
                     , 12.00%, 8/12/2009                                       369,599
                       TOTAL                                                 79,756,345
                     Metals & Mining--0.8%
    3,350,000        Aleris International, Inc., Sr. Secd. Note,
                     10.375%, 10/15/2010                                      3,676,625
    2,450,000  (1,2) Novelis, Inc., Sr. Note, 7.25%, 2/15/2015                2,296,875
    2,000,000   (3)  Republic Technologies International, Inc., Company
                     Guarantee, 13.75%, 7/15/2009                                 0
    1,731,000        United States Steel Corp., Sr. Note, 9.75%,
                     5/15/2010                                                1,891,118
                       TOTAL                                                  7,864,618
                     Packaging--1.8%
    3,450,000        Berry Plastics Corp., Company Guarantee, 10.75%,
                     7/15/2012                                                3,726,000
    1,700,000  (1,2) Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015          1,768,000
    1,575,000        Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012       1,559,250
    2,900,000        Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                     8/1/2012                                                 3,103,000
    1,100,000   (3)  Huntsman Packaging Corp., Company Guarantee,
                     13.00%, 6/1/2010                                          220,000
    2,600,000        Owens-Brockway Glass Container, Inc., Company
                     Guarantee, 8.25%, 5/15/2013                              2,697,500
    1,825,000        Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007         1,875,188
    1,225,000  (1,2) Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015          1,243,375
     520,679   (1,3) Russell Stanley Holdings, Inc., Sr. Sub. Note,
                     9.00%, 11/30/2008                                         243,678
                       TOTAL                                                 16,435,991
                     Paper--2.5%
    2,900,000        Abitibi-Consolidated, Inc., Sr. Note, 8.375%,
                     4/1/2015                                                 2,791,250
    1,025,000        Boise Cascade LLC, Floating Rate Note - Sr. Note,
                     7.025%, 10/15/2012                                       1,004,500
    1,450,000        Boise Cascade LLC, Sr. Sub. Note, 7.125%,
                     10/15/2014                                               1,359,375
    3,850,000        Graphic Packaging International Corp., Sr. Sub.
                     Note, 9.50%, 8/15/2013                                   3,696,000
    3,280,000        Jefferson Smurfit Corp., Company Guarantee, 8.25%,
                     10/1/2012                                                3,165,200
    3,550,000        MDP Acquisitions PLC, 9.625%, 10/1/2012                  3,567,750
    3,100,000        Mercer International, Inc., 9.25%, 2/15/2013             2,627,250
    3,125,000        NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013           2,890,625
     600,000         Stone Container Corp., Sr. Note, 9.75%, 2/1/2011          609,000
    2,625,000        Tembec Industries, Inc., 8.50%, 2/1/2011                 1,470,000
                       TOTAL                                                 23,180,950
                     Restaurants--0.4%
    1,975,000  (1,2) El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013        1,977,469
    1,950,000        Landry's Seafood Restaurants, Inc., Sr. Note,
                     Series B, 7.50%, 12/15/2014                              1,833,000
                       TOTAL                                                  3,810,469
                     Retailers--1.8%
    3,350,000        Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%,
                     12/15/2013                                               3,467,250
    2,406,000        FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014               2,393,970
    1,100,000        General Nutrition Center, Sr. Sub. Note, 8.50%,
                     12/1/2010                                                 951,500
    1,800,000        Hines Nurseries, Inc., Company Guarantee, 10.25%,
                     10/1/2011                                                1,773,000
    4,426,000        Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012           5,229,602
    2,650,000        United Auto Group, Inc., Company Guarantee,
                     9.625%, 3/15/2012                                        2,802,375
                       TOTAL                                                 16,617,697
                     Services--1.0%
    1,007,000        CB Richard Ellis Services, Sr. Note, 9.75%,
                     5/15/2010                                                1,102,665
    2,243,000        Global Cash Access LLC, Sr. Sub. Note, 8.75%,
                     3/15/2012                                                2,397,206
    2,450,000  (1,2) HydroChem Industrial Services, Sr. Sub. Note,
                     9.25%, 2/15/2013                                         2,364,250
    2,050,000        Insurance Automotive Auctions, Inc., Sr. Note,
                     11.00%, 4/1/2013                                         2,164,591
    1,300,000        The Brickman Group Ltd., Sr. Sub. Note, Series B,
                     11.75%, 12/15/2009                                       1,446,250
                       TOTAL                                                  9,474,962
                     Technology--3.9%
     150,000   (1,2) Activant Solutions, Inc., Floating Rate Note,
                     10.05438%, 4/1/2010                                       155,437
     675,000   (1,2) Activant Solutions, Inc., Floating Rate Note,
                     10.065%, 4/1/2010                                         699,469
    2,350,000        Activant Solutions, Inc., Sr. Note, 10.50%,
                     6/15/2011                                                2,585,000
    1,700,000        Danka Business Systems PLC, Sr. Note, 11.00%,
                     6/15/2010                                                1,453,500
    1,850,000        Freescale Semiconductor, Inc., Sr. Note, 7.125%,
                     7/15/2014                                                1,979,500
    1,975,000        MagnaChip Semiconductor S.A., Sr. Sub. Note,
                     8.00%, 12/15/2014                                        1,896,000
    2,000,000  (1,2) SS&C Technologies, Inc., Sr. Sub. Note, 11.75%,
                     12/1/2013                                                2,060,000
    3,300,000        Seagate Technology HDD Holdings, Sr. Note, 8.00%,
                     5/15/2009                                                3,481,500
    1,950,000        Smart Modular Technologies, Inc., Sr. Secd. Note,
                     9.55438%, 4/1/2012                                       2,047,500
    3,700,000  (1,2) SunGard Data Systems, Inc., Sr. Note, 9.125%,
                     8/15/2013                                                3,848,000
    2,975,000  (1,2) SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%,
                     8/15/2015                                                2,989,875
    2,075,000        Telex Communications, Inc., Sr. Secd. Note,
                     11.50%, 10/15/2008                                       2,220,250
    4,250,000        UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012               4,653,750
    1,450,000        Unisys Corp., Sr. Note, 6.875%, 3/15/2010                1,348,500
    4,925,000        Xerox Corp., Sr. Note, 9.75%, 1/15/2009                  5,472,906
                       TOTAL                                                 36,891,187
                     Textile--0.6%
    1,250,000        Phillips Van Heusen Corp., Sr. Note, 7.25%,
                     2/15/2011                                                1,275,000
    1,550,000        Phillips Van Heusen Corp., Sr. Note, 8.125%,
                     5/1/2013                                                 1,643,000
    2,100,000        Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013         2,273,250
                       TOTAL                                                  5,191,250
                     Transportation--1.1%
    1,025,000   (3)  AmeriTruck Distribution Corp., Sr. Sub. Note,
                     12.25%, 11/15/2049                                           0
    1,900,000  (1,2) Hertz Corp., Sr. Note, 8.875%, 1/1/2014                  1,945,125
    3,175,000  (1,2) Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016             3,286,125
    4,650,000        Stena AB, Sr. Note, 9.625%, 12/1/2012                    5,074,313
    1,050,000   (3)  The Holt Group, Inc., Company Guarantee, 9.75%,
                     1/15/2006                                                    0
                       TOTAL                                                 10,305,563
                     Utility - Electric--3.6%
     950,000         CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015            963,062
    2,275,000        CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009             2,354,625
    4,800,000        Edison Mission Holding Co., Sr. Note, 9.875%,
                     4/15/2011                                                5,622,000
    1,119,985  (1,2) FPL Energy National Wind, Note, 6.125%, 3/25/2019        1,098,319
    1,875,000        NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013      2,100,000
     350,000         Nevada Power Co., 6.50%, 4/15/2012                        360,500
     625,000         Nevada Power Co., Mtg. Note, Series L, 5.875%,
                     1/15/2015                                                 623,326
    3,477,000        Nevada Power Co., Second Mortgage Notes, 9.00%,
                     8/15/2013                                                3,846,459
     875,000         Northwestern Corp., Note, 5.875%, 11/1/2014               881,020
    4,225,000        PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009        4,668,625
    1,025,000        Reliant Energy, Inc., Sr. Secd. Note, 6.75%,
                     12/15/2014                                                899,438
    1,375,000        Reliant Resources, Inc., Sr. Secd. Note, 9.25%,
                     7/15/2010                                                1,381,875
    1,100,000        Reliant Resources, Inc., Sr. Secd. Note, 9.50%,
                     7/15/2013                                                1,108,250
    2,000,000  (1,2) Sierra Pacific Resources, Sr. Note, 6.75%,
                     8/15/2017                                                2,000,000
     850,000         TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015              884,000
    4,675,000  (1,2) Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014            5,084,063
                       TOTAL                                                 33,875,562
                           Utility - Natural Gas--5.1%
     750,000         ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010             805,286
    2,150,000        AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%,
                     5/20/2015                                                2,203,750
    1,300,000  (1,2) Atlas Pipeline Partners LP, Sr. Note, 8.125%,
                     12/15/2015                                               1,317,875
     625,000         El Paso Corp., 6.75%, 5/15/2009                           623,437
    2,500,000        El Paso Corp., Note, 6.95%, 12/15/2007                   2,540,625
    1,800,000        El Paso Corp., Sr. Note, 7.80%, 8/1/2031                 1,804,500
    1,775,000        El Paso Corp., Sr. Note, 8.05%, 10/15/2030               1,819,375
    3,325,000        El Paso Production Holding Co., Company Guarantee,
                     7.75%, 6/1/2013                                          3,466,312
    2,900,000        Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015      2,823,875
    3,500,000        Inergy LP, Sr. Note, 6.875%, 12/15/2014                  3,202,500
    2,550,000  (1,2) Mirant North America LLC, Sr. Note, 7.375%,
                     12/31/2013                                               2,591,438
     725,000   (1,2) Pacific Energy Partners LP, Sr. Note, 6.25%,
                     9/15/2015                                                 717,750
    2,250,000        Pacific Energy Partners LP, Sr. Note, 7.125%,
                     6/15/2014                                                2,328,750
    1,850,000  (1,2) SemGroup LP, Sr. Note, 8.75%, 11/15/2015                 1,900,875
    1,750,000        Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008          1,787,214
    4,700,000        Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032          5,356,139
    1,100,000        Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017        1,183,392
    2,275,000        Transcontinental Gas Pipe Corp., Sr. Note, 8.875%,
                     7/15/2012                                                2,616,250
    4,775,000        Williams Cos., Inc., Note, 7.625%, 7/15/2019             5,145,063
    3,425,000        Williams Cos., Inc., Note, 7.875%, 9/1/2021              3,724,688
                       TOTAL                                                 47,959,094
                          Wireless Communications--1.7%
    1,250,000  (1,2) Centennial Communications Corp., Sr. Note, 10.00%,
                     1/1/2013                                                 1,268,750
    1,500,000        Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%,
                     11/15/2012                                               1,258,125
     358,000         Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012         370,977
    2,650,000        New Skies Satellites NV, Sr. Sub. Note, 9.125%,
                     11/1/2012                                                2,845,438
    3,200,000        Rogers Wireless, Inc., 6.375%, 3/1/2014                  3,224,000
    1,200,000        Rogers Wireless, Inc., Floating Rate Note - Sr.
                     Secured Note, 7.61625%, 12/15/2010                       1,245,000
     550,000         Rogers Wireless, Inc., Sr. Secd. Note, 7.50%,
                     3/15/2015                                                 596,750
    2,250,000        Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
                     12/15/2012                                               2,393,438
    2,725,000        US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012      3,079,250
                       TOTAL                                                 16,281,728
                          Wireline Communications--4.4%
    5,025,000        AT&T Corp., Sr. Note, 9.75%, 11/15/2031                  6,331,952
    1,754,000        Alaska Communications Systems Holdings, Inc., Sr.
                     Note, 9.875%, 8/15/2011                                  1,916,245
    3,275,000        Cincinnati Bell, Inc., Company Guarantee, 7.25%,
                     7/15/2013                                                3,422,375
    2,750,000        Citizens Communications Co., 9.00%, 8/15/2031            2,798,125
    1,025,000        Citizens Communications Co., Unsecd. Note, 9.25%,
                     5/15/2011                                                1,135,187
    3,875,000        MCI, Inc., Sr. Note, 8.735%, 5/1/2014                    4,296,406
    16,250,000       Qwest Corp., Note, 8.875%, 3/15/2012                    18,403,125
    2,400,000        Valor Telecommunications Enterprises, Sr. Note,
                     7.75%, 2/15/2015                                         2,520,000
                       TOTAL                                                 40,823,415
                       TOTAL CORPORATE BONDS (IDENTIFIED COST
                       $862,625,721)                                         868,241,977
                          ASSET-BACKED SECURITIES--2.2%
                     Diversified--2.2%
    20,195,122 (1,2) Trains HY-2005-1, Class A, 7.651%, 6/15/2015
                     (IDENTIFIED COST $20,630,425)                           20,784,577
                         Common Stocks & Warrants--0.3%
                     Chemicals--0.0%
       704      (3)  General Chemical Industrial Products, Inc.                224,527
       302      (3)  General Chemical Industrial Products, Inc.,
                     Warrants                                                     0
       407      (3)  General Chemical Industrial Products, Inc.,
                     Warrants                                                  50,264
                       TOTAL                                                   274,791
                     Consumer Products--0.0%
      1,003    (1,3) Sleepmaster LLC                                            2,507
                     Food & Beverage--0.1%
      80,670         B&G Foods, Inc.                                          1,171,328
                     Industrial - Other--0.1%
     458,151   (1,3) ACP Holdings Corp., Warrants                              881,940
                     Media - Cable--0.1%
      11,970    (3)  NTL, Inc.                                                 814,917
                     Media - Non-Cable--0.0%
      1,000    (1,3) Advanstar, Inc., Warrants                                   10
      1,800     (3)  XM Satellite Radio, Inc., Warrants                        85,500
      19,800    (3)  Ziff Davis Media, Inc., Warrants                           1,980
                       TOTAL                                                   87,490
                     Metals & Mining--0.0%
      2,000    (1,3) Republic Technologies International, Inc., Warrants          0
      57,533    (3)  Royal Oak Mines, Inc.                                       135
                       TOTAL                                                     135
                     Other--0.0%
       171     (1,3) CVC Claims Litigation LLC                                    0
                     Packaging--0.0%
      1,000    (1,3)  Pliant Corp., Warrants                                      0
      57,000   (1,3) Russell Stanley Holdings, Inc.                               0
                       TOTAL                                                      0
                     Paper--0.0%
      1,600    (1,3) MDP Acquisitions PLC, Warrants                            32,800
                          Wireline Communications--0.0%
      17,646    (3)  Viatel Holding (Bermuda) Ltd.                               639
                       TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST
                       $11,602,255)                                           3,266,547
                     PREFERRED STOCKS--0.3%
                     Media - Non-Cable--0.0%
       108           Ziff Davis Media, Inc., PIK Pfd., Series E-1              48,870
                     Retailers--0.3%
      3,125          General Nutrition Centers Holding Co.,
                     Exchangeable Pfd. Stock, Series A                        2,570,312
                       TOTAL PREFERRED STOCKS (IDENTIFIED COST
                       $3,143,750)                                            2,619,182
                     REPURCHASE AGREEMENT--2.5%
 $  23,249,000         Interest in $2,200,000,000 joint repurchase
                       agreement 4.33%, dated 12/30/2005, under which
                       UBS Securities LLC, will repurchase
                       U.S. Government Agency securities with various
                       maturities to 11/25/2035 for $2,201,058,444 on
                       1/3/2006. The market value of the underlying
                       securities at the end of the period was
                       $2,266,002,803. (AT AMORTIZED COST)                   23,249,000
                        TOTAL INVESTMENTS - 98.0% (IDENTIFIED COST
                       $921,251,151)4                                        918,161,283
                        OTHER ASSETS AND LIABILITIES - NET 2.0%              18,490,519
                        TOTAL NET ASSETS - 100%                           $  936,651,802

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1    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2005, these securities amounted to $186,895,102 which represents 20.0% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At December 31, 2005, these securities amounted to $185,734,167 which represents 19.8% of total net assets.

3    Non-income producing security.

4    The cost of investments for federal tax purposes  amounts to  $930,245,546.
     Note: The categories of investments are shown as a percentage of total net assets at December 31, 2005.

The following acronym is used throughout this portfolio:

PIK         --Payment in Kind


See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

Assets:
Total investments in securities, at value
(identified cost $921,251,151)                               $   918,161,283
Cash                                                                 162
Income receivable                                                17,400,433
Receivable for investments sold                                   2,032,118
  TOTAL ASSETS                                                   937,593,996
Liabilities:
Income distribution payable                    $   909,277
Payable for Directors'/Trustees' fees                609
Accrued expenses                                    32,308
  TOTAL LIABILITIES                                                942,194
Net assets for 139,692,604 shares outstanding                $   936,651,802
Net Assets Consist of:
Paid-in capital                                              $  1,130,684,076
Net unrealized depreciation of investments                       (3,089,868)
Accumulated net realized loss on investments                    (190,593,788)
Distributions in excess of net investment
income                                                            (348,618)
  TOTAL NET ASSETS                                           $   936,651,802
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$936,651,802 / 139,692,604 shares
outstanding, no par value, unlimited shares
authorized                                                          $6.71

-----------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS
Year Ended December 31, 2005

Investment Income:
Dividends                                                       $    449,014
Interest                                                            79,512,335
  TOTAL INCOME                                                      79,961,349
Expenses:
Administrative personnel and services
fee (Note 5)                                      $   770,300
Custodian fees                                         45,429
Transfer and dividend disbursing
agent fees and expenses                                16,778
Directors'/Trustees' fees                              14,933
Auditing fees                                          18,017
Legal fees                                             13,107
Portfolio accounting fees                             148,691
Insurance premiums                                     17,955
Miscellaneous                                          6,281
  TOTAL EXPENSES                                     1,051,491
Waiver of administrative personnel
and services fee (Note 5)              (770,300)
Net expenses                                                         281,191
Net investment income                                               79,680,158
Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments 8,086,449 Net change in unrealized appreciation of investments (56,225,465) Net realized and unrealized loss on investments (48,139,016) change in net assets resulting from operations $ 31,541,142 See Notes which are an integral part of the Financial Statements
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


Year Ended December 31                             2005                   2004
Increase (Decrease) in Net Assets
Operations:
Net investment income                       $   79,680,158      $   97,405,640
Net realized gain on investments                8,086,449           26,670,940
Net change in unrealized
appreciation/depreciation of investments       (56,225,465)         1,822,206
  CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    31,541,142         125,898,786
Distributions to Shareholders:
Distributions from net investment income       (84,213,641)       (100,935,028)
Share Transactions:
Proceeds from sale of shares                   159,374,750          49,204,600
Net asset value of shares issued to
shareholders in payment of distributions
declared                                        74,158,873          91,824,539
Cost of shares redeemed                       (371,671,78)5       (237,208,797)
  CHANGE IN NET ASSETS RESULTING FROM
  SHARE TRANSACTIONS                           (138,138,162        (96,179,658)
Change in net assets                          (190,810,661)        (71,215,900)
Net Assets:
Beginning of period                           1,127,462,463       1,198,678,363
End of period (including distributions in
excess of net investment income of
$(348,618) and $(523,007), respectively)    $  936,651,802      $ 1,127,462,463

-----------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


December 31, 2005

1.    ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.


The Fund's portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the Securities Act of 1933.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


Investment Valuation
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of (the "Trustees").


Repurchase Agreements
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.


Premium and Discount Amortization/ Paydown Gains and Losses All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.


Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.


When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at December 31, 2005, is as follows:

Security                                    Acquisition Date  Acquisition Cost
ACP Holdings Corp., Warrants                   9/24/2003             0
Advanstar, Inc., Warrants                      2/14/2001           82,173
CVC Claims Litigation LLC                 3/26/1997-5/20/1998    1,676,091
MDP Acquisitions PLC, Warrants                 9/23/2002             0
Pliant Corp., Warrants                         10/5/2000           37,681
Republic Technologies International,            8/6/1999             0
Inc., Warrants
Russell Stanley Holdings, Inc.                 11/9/2001             0
Russell Stanley Holdings, Inc., Sr. Sub.   2/5/1999-5/15/2005    2,969,265
Note, 9.00%, 11/30/2008
Sleepmaster LLC                                12/23/2004         317,786

Use of Estimates
-----------------------------------------------------------------------------
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


Other
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST The following table summarizes share activity:

Year Ended December 31                                   2005         2004
Shares sold                                           23,632,483    7,111,840
Shares issued to shareholders in payment of           10,880,785   13,250,561
distributions declared
Shares redeemed                                      (54,086,417) (34,151,872)
   NET CHANGE RESULTING FROM SHARE TRANSACTIONS      (19,573,149) (13,789,471)
4.    FEDERAL TAX INFORMATION
-----------------------------------------------------------------------------
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted interest and discount accretion/premium amortization on debt securities.

For the year ended December 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

         Increase (Decrease)
Undistributed Net Investment Income      Accumulated Net Realized Losses
$4,707,872                                         $(4,707,872)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
-----------------------------------------------------------------------------

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004 was as follows:

                                                     2005           2004
 Ordinary income(1)                               $84,213,641   $100,935,028
1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.
-----------------------------------------------------------------------------

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                               $    1,130,394
Net unrealized depreciation                                 $   (12,084,263)
Capital loss carryforward                                   $  (182,169,132)

At December 31, 2005, the cost of investments for federal tax purposes was $930,245,546. The net unrealized depreciation of investments for federal tax purposes was $12,084,263. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,240,705 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,324,968.
-----------------------------------------------------------------------------

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for defaulted interest and discount accretion/premium amortization on debt securities.

At December 31, 2005, the Fund had a capital loss carryforward of $(182,169,132) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year                                        Expiration Amount
2009                                                     $(48,067,790)
2010                                                     $(88,455,746)
2011                                                     $(45,645,596)

-----------------------------------------------------------------------------

The Fund used capital loss carryforwards of $(4,926,518) to offset taxable capital gains realized during the year ended December 31, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee
Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.


Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee           Average Aggregate Daily Net Assets
                                  -----------------------------------------
                                           of the Federated Funds
0.150%                                     on the first $5 billion
0.125%                                     on the next $5 billion
0.100%                                     on the next $10 billion
0.075%                               on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2005, the net fee paid to FAS was 0.000% of average aggregate daily net assets of the Fund.
-----------------------------------------------------------------------------


General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended December 31, 2005, were as follows:

Purchases                                                 $    323,149,987
Sales                                                     $    483,466,452

7.    LEGAL PROCEEDINGS
-----------------------------------------------------------------------------
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


8.    FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, 0.58% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended December 31, 2005, 0.58% qualify for the dividend received deduction available to corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE BOARD OF TRUSTEES OF FEDERATED CORE TRUST AND SHAREHOLDERS
 OF HIGH YIELD BOND PORTFOLIO.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the High Yield Bond Portfolio (one of the portfolios constituting Federated Core Trust), (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the High Yield Bond Portfolio, a portfolio of Federated Core Trust, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                              [GRAPHIC OMITTED][GRAPHIC OMITTED]
Boston, Massachusetts
February 10, 2006

BOARD OF TRUSTEES AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all theTrust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.


INTERESTED TRUSTEES BACKGROUND

Name
Birth Date
Address
Positions Held with
Trust                   Principal Occupation(s) for Past Five Years, Other
Date Service Began      Directorships Held and Previous Position(s)
John F. Donahue*        Principal Occupations: Director or Trustee of the
Birth Date:             Federated Fund Complex; Chairman and Director,
July 28, 1924           Federated Investors, Inc.
TRUSTEE
Began serving:          Previous Positions: Chairman of the Federated Fund
August 1996             Complex; Trustee, Federated Investment Management
                        Company and Chairman and Director, Federated Investment
                        Counseling.

Lawrence D. Ellis,      Principal Occupations: Director or Trustee of the
M.D.*                   Federated Fund Complex; Professor of Medicine,
Birth Date:             University of Pittsburgh; Medical Director, University
October 11, 1932        of Pittsburgh Medical Center Downtown; Hematologist,
3471 Fifth Avenue       Oncologist and Internist, University of Pittsburgh
Suite 1111              Medical Center.
Pittsburgh, PA
TRUSTEE                 Other Directorships Held: Member, National Board of
Began serving:          Trustees, Leukemia Society of America.
August 1996
                        Previous Positions: Trustee, University of Pittsburgh;
                        Director, University of Pittsburgh Medical Center.

* John F. Donahue is "interested" due to the positions he holds with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
-----------------------------------------------------------------------------


INDEPENDENT TRUSTEES BACKGROUND

Name
Birth Date
Address
Positions Held with
Trust                    Principal Occupation(s) for Past Five Years, Other
Date Service Began       Directorships Held and Previous Position(s)

Thomas G. Bigley         Principal Occupation: Director or Trustee of the
Birth Date:              Federated Fund Complex.
February 3, 1934
15 Old Timber Trail      Other Directorships Held: Director, Member of
Pittsburgh, PA           Executive Committee, Children's Hospital of
TRUSTEE                  Pittsburgh; Director, University of Pittsburgh.
Began serving:
August 1996              Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.      Principal Occupations: Director or Trustee of the
Birth Date:              Federated Fund Complex; Chairman of the Board,
June 23, 1937            Investment Properties Corporation; Partner or Trustee
Investment               in private real estate ventures in Southwest Florida.
Properties
Corporation              Previous Positions: President, Investment Properties
3838 North Tamiami       Corporation; Senior Vice President, John R. Wood and
Trail                    Associates, Inc., Realtors; President, Naples Property
Suite 402                Management, Inc. and Northgate Village Development
Naples, FL               Corporation.
TRUSTEE
Began serving:
August 1996

Nicholas P.              Principal Occupation: Director or Trustee of the
Constantakis             Federated Fund Complex.
Birth Date:
September 3, 1939        Other Directorships Held: Director and Member of the
175 Woodshire Drive      Audit Committee, Michael Baker Corporation
Pittsburgh, PA           (engineering and energy services worldwide).
TRUSTEE
Began serving:           Previous Position: Partner, Andersen Worldwide SC.
Febraury 1998

John F. Cunningham       Principal Occupation: Director or Trustee of the
Birth Date:              Federated Fund Complex.
March 5, 1943
353 El Brillo Way        Other Directorships Held: Chairman, President and
Palm Beach, FL           Chief Executive Officer, Cunningham & Co., Inc.
TRUSTEE                  (strategic business consulting); Trustee Associate,
Began serving:           Boston College.
January 1999
                         Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems);
                         Chairman of the Board and Chief Executive Officer,
                         Computer Consoles, Inc.; President and Chief Operating
                         Officer, Wang Laboratories; Director, First National
                         Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden          Principal Occupation: Director or Trustee of the
Birth Date:              Federated Fund Complex.
March 16, 1942
One Royal Palm Way       Other Directorships Held: Board of Overseers, Babson
100 Royal Palm Way       College.
Palm Beach, FL
TRUSTEE                  Previous Positions: Representative, Commonwealth of
Began serving:           Massachusetts General Court; President, State Street
August 1996              Bank and Trust Company and State Street Corporation
                         (retired); Director, VISA USA and VISA International;
                         Chairman and Director, Massachusetts Bankers
                         Association; Director, Depository Trust Corporation;
                         Director, The Boston Stock Exchange.

Charles F.               Principal Occupations: Director or Trustee of the
Mansfield, Jr.           Federated Fund Complex; Management Consultant.
Birth Date:
April 10, 1945           Previous Positions: Chief Executive Officer, PBTC
80 South Road            International Bank; Partner, Arthur Young & Company
Westhampton Beach,       (now Ernst & Young LLP); Chief Financial Officer of
NY                       Retail Banking Sector, Chase Manhattan Bank; Senior
TRUSTEE                  Vice President, HSBC Bank USA (formerly, Marine
Began serving:           Midland Bank); Vice President, Citibank; Assistant
January 1999             Professor of Banking and Finance, Frank G. Zarb School
                         of Business, Hofstra University; Executive Vice
                         President, DVC Group, Inc.

John E. Murray,          Principal Occupations: Director or Trustee, and
Jr., J.D., S.J.D.        Chairman of the Board of Directors or Trustees, of the
Birth Date:              Federated Fund Complex; Chancellor and Law Professor,
December 20, 1932        Duquesne University; Partner, Murray, Hogue & Lannis.
Chancellor,
Duquesne University      Other Directorships Held: Director, Michael Baker
Pittsburgh, PA           Corp. (engineering, construction, operations and
TRUSTEE                  technical services).
Began serving:
August 1996              Previous Positions: President, Duquesne University;
                         Dean and Professor of Law, University of Pittsburgh
                         School of Law; Dean and Professor of Law, Villanova
                         University School of Law.

Marjorie P. Smuts        Principal Occupations: Director or Trustee of the
Birth Date:              Federated Fund Complex; Public Relations/Marketing
June 21, 1935            Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA           Previous Positions: National Spokesperson, Aluminum
TRUSTEE                  Company of America; television producer; President,
Began serving:           Marj Palmer Assoc.; Owner, Scandia Bord.
August 1996

John S. Walsh            Principal Occupations: Director or Trustee of the
Birth Date:              Federated Fund Complex; President and Director, Heat
November 28, 1957        Wagon, Inc. (manufacturer of construction temporary
2604 William Drive       heaters); President and Director, Manufacturers
Valparaiso, IN           Products, Inc. (distributor of portable construction
TRUSTEE                  heaters); President, Portable Heater Parts, a division
Began serving:           of Manufacturers Products, Inc.
January 1999
                         Previous Position: Vice President, Walsh & Kelly, Inc.



-----------------------------------------------------------------------------

OFFICERS

Name
Birth Date
Positions Held with
Trust                    Principal Occupation(s) for Past Five Years and Previous
Date Began Serving       Position(s)
John W. McGonigle        Principal Occupations: Executive Vice President and Secretary of
Birth Date:              the Federated Fund Complex; Vice Chairman, Executive Vice
October 26, 1938         President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE
PRESIDENT AND            Previous Positions: Trustee, Federated Investment Management
SECRETARY                Company and Federated Investment Counseling; Director, Federated
Began serving:           Global Investment Management Corp., Federated Services Company
November 1997            and Federated Securities Corp.

Richard A. Novak         Principal Occupations: Principal Financial Officer and Treasurer
Birth Date:              of the Federated Fund Complex; Senior Vice President, Federated
December 25, 1963        Administrative Services; Financial and Operations Principal for
TREASURER                Federated Securities Corp., Edgewood Services, Inc. and
Began serving:           Southpointe Distribution Services, Inc.; Senior Vice President
January 2006             and Controller of Federated Investors, Inc.

                         Previous Positions: Vice President, Finance of Federated
                         Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur
                         Anderson & Co.

John B. Fisher           Principal Occupations: Vice President of some of the Funds in
Birth Date: May 16,      the Federated Fund Complex; and President and Director of the
1956                     Institutional Sales Division of Federated Securities Corp.,
PRESIDENT                which is a wholly owned subsidiary of Federated. Mr. Fisher is
Began serving:           responsible for the distribution of Federated's products and
November 2004            services to investment advisors, insurance companies, retirement plans, and corporations. In addition, Mr. Fisher serves as
                         President and Director of Federated Investment Counseling, a
                         wholly owned subsidiary of Federated involved in the management of separate accounts and sub-advised mandates. He is also
                         President, Technology, Federated Services Corp. responsible for the technological infrastructure of the various Federated
                         companies. He is also Director, Edgewood Securities Corp., as well as Director, Federated Investors Trust Company.

                         Previous Positions: Senior Vice President of Federated
                         Investment Counseling.

Robert J. Ostrowski      Principal Occupations: Robert J. Ostrowski joined Federated in
Birth Date:              1987 as an Investment Analyst and became a Portfolio Manager in
April 26, 1963           1990. He was named Chief Investment Officer of taxable fixed
CHIEF INVESTMENT         income products in 2004 and also serves as a Senior Portfolio
OFFICER                  Manager. He has been a Senior Vice President of the Fund's
Began serving:           Adviser since 1997. Mr. Ostrowski is a Chartered Financial
May 2004                 Analyst. He received his M.S. in Industrial Administration from
                         Carnegie Mellon University.

Richard B. Fisher        Principal Occupations: Vice Chairman or Vice President of some
Birth Date: May 17,      of the Funds in the Federated Fund Complex; Vice Chairman,
1923                     Federated Investors, Inc.; Chairman, Federated Securities Corp.
VICE PRESIDENT
Began serving:           Previous Positions: President and Director or Trustee of some of
November 1997            the Funds in the Federated Fund Complex; Executive Vice
                         President, Federated Investors, Inc. and Director and Chief
                         Executive Officer, Federated Securities Corp.

Todd A. Abraham          Todd A. Abraham is Vice President of the Trust. He has been a
Birth Date:              Portfolio Manager since 1995 and a Vice President of the Fund's
February 10, 1966        Adviser since 1997. Mr. Abraham joined Federated in 1993 as an
VICE PRESIDENT           Investment Analyst and served as Assistant Vice President from
Began serving:           1995 to 1997. Mr. Abraham served as a Portfolio Analyst at
May 2003                 Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered
                         Financial Analyst and received his M.B.A. in Finance from Loyola
                         College.

Mark E. Durbiano         Mark E. Durbiano has been the Fund's Portfolio Manager since
Birth Date:              inception. He is Vice President of the Trust. Mr. Durbiano
September 21, 1959       joined Federated in 1982 and has been a Senior Portfolio Manager
VICE PRESIDENT           and a Senior Vice President of the Fund's Adviser since 1996.
Began serving:           From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and
November 1998            a Vice President of the Fund's Adviser. Mr. Durbiano is a
                         Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.


BOARD REVIEW OF ADVISORY CONTRACT


As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services.

During its review of the investment advisory contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the range and quality of services provided to the Fund by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board does consider the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Fund under separate contracts (e.g., for serving as the Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the profitability of the Adviser, the cost of providing the advisory services or the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31409N101

30175 (2/06)





Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.


Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item. The Audit Committee consists of the following Board members: Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.


Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $43,266

                  Fiscal year ended 2004 - $33,968

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $161

                  Fiscal year ended 2004 - $0

                  Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $111,153 and $16,500 respectively. Sarbanes Oxley sec. 302 procedures.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:



(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and
(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.


      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $182,217

            Fiscal year ended 2004 - $262,375

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits













SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        February 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ John B. Fisher
            John B. Fisher, Principal Executive Officer


Date        February 22, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        February 23, 2006